Inventories (Tables)	12 Months Ended
Dec. 31, 2012
Inventories [Abstract]
Schedule Of Inventories

	December 31,
	2012	2011

Raw materials	$3,330	$2,120
Work-in-progress	3,838	2,768
Finished goods	6,729	8,516

	$13,897	$13,404